REDEEMABLE PREFERRED SHARES (Tables)	12 Months Ended
Dec. 31, 2018
REDEEMABLE PREFERRED SHARES
Schedule of movement of the redeemable preferred shares

	Series A		Series A*		Series B		Series B1		Series B2		Series B4		Series B5		Series C		Total
	Shares	RMB’000	Shares	RMB’000	Shares	RMB’000	Shares	RMB’000	Shares	RMB’000	Shares	RMB’000	Shares	RMB’000	Shares	RMB’000	Shares	RMB’000
Balance at January 1, 2016	29,635,045	107,428	6,916,645	39,575	2,576,483	16,789	11,527,742	80,148	10,435,639	67,419	14,076,620	87,477	35,393,262	258,038	238,526,241	1,738,440	349,087,677	2,395,314
Changes in redemption value	—	(39,098)	—	—	—	(3,921)	—	—	—	—	—	—	—	(21,016)	—	(141,635)	—	(205,670)
Conversion to ordinary shares	(29,635,045)	(72,965)	(6,916,645)	(43,564)	(2,576,483)	(13,600)	(11,527,742)	(88,221)	(10,435,639)	(74,209)	(14,076,620)	(96,287)	(35,393,262)	(248,455)	(238,526,241)	(1,673,831)	(349,087,677)	(2,311,132)
Foreign exchange impact	—	4,635	—	3,989	—	732	—	8,073	—	6,790	—	8,810	—	11,433	—	77,026	—	121,488
Balance at December 31, 2016	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—